Property and Equipment	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and Equipment
Property and equipment consist of the following:

	December 31,
(in thousands)	2020	2019
Software	$106,250	$126,796
Computer hardware	69,428	76,558
Leasehold improvements	32,584	54,293
Furniture, fixtures, and other	16,736	28,868

Total property and equipment	224,998	286,515
Less: accumulated depreciation	(144,982)	(171,825)

Total property and equipment, net	$80,016	$114,690

Depreciation expense was
$45.1 million, $42.7 million, and $36.4
million related to property and equipment for the years ended December 31, 2020, 2019, and 2018, respectively.
The Company commenced a plan to strategically exit certain offices during the year ended December 31, 2020. In enacting the plan, the Company recognized $21.1 million of loss primarily related to disposal of property and equipment from abandoning several office leases for the year ended December 31, 2020.